Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Right-of-use Asset And Lease Liability
Operating lease expense	$ 69,582	$ 140,381	$ 253,233	$ 442,409	$ 548,622	$ 579,770